Supplemental Guarantor Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Condensed Consolidating Balance Sheet

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

(In thousands)

	December 31, 2014
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$904	$2,653	$166,106	$51,123	$—	$220,786
Accounts receivable, net of allowance	—	62	207,465	393,539	—	601,066
Intercompany receivables	55	493,090	1,369,837	101,716	(1,964,698)	—
Inventories	—	—	381,797	99,709	(7,645)	473,861
Deferred income tax assets	—	—	5,382	6,404	—	11,786
Other current assets	—	148	6,476	8,540	—	15,164

Total current assets	959	495,953	2,137,063	661,031	(1,972,343)	1,322,663

Investments in unconsolidated affiliates	—	—	167,658	—	—	167,658
Property, plant and equipment, net	—	—	426,905	129,792	—	556,697
Other assets
Goodwill	—	—	34,574	—	—	34,574
Other intangible assets, net	—	—	164,020	1,338	—	165,358
Investments in subsidiaries	327,100	1,327,675	595,755	—	(2,250,530)	—
Intercompany notes receivable—noncurrent	—	1,323,401	15,664	—	(1,339,065)	—
Deferred income tax assets—noncurrent	—	—	43,676	3,136	—	46,812
Deferred charges and other assets	—	36,899	23,398	718	1,339	62,354

Total other assets	327,100	2,687,975	877,087	5,192	(3,588,256)	309,098

Total assets	$328,059	$3,183,928	$3,608,713	$796,015	$(5,560,599)	$2,356,116

Liabilities and shareholders’ equity
Current liabilities
Short-term borrowings	$—	$—	$—	$7,559	$—	$7,559
Accounts payable	46	2,323	366,882	65,441	—	434,692
Intercompany payables	6,944	888,660	522,930	546,150	(1,964,684)	—
Income taxes payable	—	—	8,864	549	—	9,413
Deferred income tax liabilities	—	—	1,171	242	—	1,413
Accrued expenses and other current liabilities	204	52,001	55,412	13,311	—	120,928

Total current liabilities	7,194	942,984	955,259	633,252	(1,964,684)	574,005

Noncurrent liabilities
Long-term debt	—	1,192,500	2,148	—	—	1,194,648
Intercompany notes payable—noncurrent	—	—	1,296,121	42,944	(1,339,065)	—
Deferred income tax liabilities—noncurrent	—	2,300	16,145	8,866	—	27,311
Other noncurrent obligations	—	—	226,708	12,579	—	239,287

Total noncurrent liabilities	—	1,194,800	1,541,122	64,389	(1,339,065)	1,461,246

Commitments and contingencies (Note 15)
Shareholders’ equity	320,865	1,046,144	1,112,332	98,374	(2,256,850)	320,865

Total liabilities and shareholders’ equity	$328,059	$3,183,928	$3,608,713	$796,015	$(5,560,599)	$2,356,116

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

(In thousands)

	December 31, 2013
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$2	$954	$154,770	$40,777	$—	$196,503
Accounts receivable, net of allowance	—	—	272,745	444,739	(2)	717,482
Intercompany receivables	—	554,795	1,242,405	93,841	(1,891,041)	—
Inventories	—	—	439,952	93,019	(2,780)	530,191
Deferred income tax assets	—	—	5,077	4,743	—	9,820
Other current assets	—	3,954	4,386	14,410	—	22,750

Total current assets	2	559,703	2,119,335	691,529	(1,893,823)	1,476,746

Investments in unconsolidated affiliates	—	—	155,887	—	—	155,887
Property, plant and equipment, net	—	—	476,137	130,290	—	606,427
Other assets
Goodwill	—	—	37,273	—	—	37,273
Other intangible assets, net	—	—	171,352	162	—	171,514
Investments in subsidiaries	343,429	1,232,608	615,153	—	(2,191,190)	—
Intercompany notes receivable—noncurrent	—	1,359,637	17,739	—	(1,377,376)	—
Deferred income tax assets—noncurrent	—	—	36,260	6,678	—	42,938
Deferred charges and other assets	—	48,801	33,607	990	598	83,996

Total other assets	343,429	2,641,046	911,384	7,830	(3,567,968)	335,721

Total assets	$343,431	$3,200,749	$3,662,743	$829,649	$(5,461,791)	$2,574,781

Liabilities and shareholder’s equity
Current liabilities
Short-term borrowings	$—	$3,646	$—	$5,108	$—	$8,754
Accounts payable	—	2,570	436,147	70,378	(2)	509,093
Intercompany payables	158	763,022	550,741	576,354	(1,890,275)	—
Income taxes payable	—	—	9,407	276	—	9,683
Deferred income tax liabilities	—	—	784	2,119	—	2,903
Accrued expenses and other current liabilities	71	58,977	66,061	11,020	—	136,129

Total current liabilities	229	828,215	1,063,140	665,255	(1,890,277)	666,562

Noncurrent liabilities
Long-term debt	—	1,325,000	2,667	—	—	1,327,667
Intercompany notes payable—noncurrent	—	—	1,347,773	29,602	(1,377,375)	—
Deferred income tax liabilities—noncurrent	—	1,600	17,115	8,217	—	26,932
Other noncurrent obligations	—	—	198,479	11,939	—	210,418

Total noncurrent liabilities	—	1,326,600	1,566,034	49,758	(1,377,375)	1,565,017

Commitments and contingencies (Note 15)
Shareholder’s equity	343,202	1,045,934	1,033,569	114,636	(2,194,139)	343,202

Total liabilities and shareholder’s equity	$343,431	$3,200,749	$3,662,743	$829,649	$(5,461,791)	$2,574,781

Supplemental Condensed Consolidating Statement of Comprehensive Income (Loss)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE

INCOME (LOSS)

(In thousands)

	Year Ended December 31, 2014
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$4,684,218	$1,366,437	$(922,694)	$5,127,961
Cost of sales	—	560	4,425,078	1,322,771	(917,769)	4,830,640

Gross profit	—	(560)	259,140	43,666	(4,925)	297,321
Selling, general and administrative expenses	11,822	18,405	180,730	21,629	—	232,586
Equity in earnings of unconsolidated affiliates	—	—	47,749	—	—	47,749

Operating income (loss)	(11,822)	(18,965)	126,159	22,037	(4,925)	112,484
Interest expense, net	—	120,910	1,535	2,478	—	124,923
Intercompany interest expense (income), net	12	(81,551)	69,902	11,609	28	—
Loss on extinguishment of long-term debt	—	7,390	—	—	—	7,390
Other expense (income), net	6,330	17,742	(3,323)	7,052	(17)	27,784
Equity in loss (earnings) of subsidiaries	49,132	(59,281)	32,878	—	(22,729)	—

Income (loss) before income taxes	(67,296)	(24,175)	25,167	898	17,793	(47,613)
Provision for (benefit from) income taxes	36	1,409	15,004	4,011	(741)	19,719

Net income (loss)	$(67,332)	$(25,584)	$10,163	$(3,113)	$18,534	$(67,332)

Comprehensive income (loss)	$(230,927)	$(189,179)	$(150,388)	$(6,157)	$345,724	$(230,927)

	Year Ended December 31, 2013
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$4,793,183	$1,476,538	$(962,307)	$5,307,414
Cost of sales	—	996	4,485,470	1,427,391	(964,453)	4,949,404

Gross profit	—	(996)	307,713	49,147	2,146	358,010
Selling, general and administrative expenses	10,073	3,981	181,756	21,048	—	216,858
Equity in earnings of unconsolidated affiliates	—	—	39,138	—	—	39,138

Operating income (loss)	(10,073)	(4,977)	165,095	28,099	2,146	180,290
Interest expense, net	—	125,711	3,656	2,671	—	132,038
Intercompany interest expense (income), net	7	(88,851)	76,042	12,803	(1)	—
Loss on extinguishment of long-term debt	—	20,744	—	—	—	20,744
Other expense (income), net	6	(32,325)	39,534	20,647	15	27,877
Equity in loss (earnings) of subsidiaries	12,128	(44,373)	(3,346)	—	35,591	—

Income (loss) before income taxes	(22,214)	14,117	49,209	(8,022)	(33,459)	(369)
Provision for (benefit from) income taxes	4	1,735	16,964	2,593	553	21,849

Net income (loss)	$(22,218)	$12,382	$32,245	$(10,615)	$(34,012)	$(22,218)

Comprehensive income (loss)	$41,587	$76,187	$91,240	$(5,805)	$(161,622)	$41,587

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE

INCOME (LOSS)

(In thousands)

	Year Ended December 31, 2012
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$4,947,970	$1,613,401	$(1,109,462)	$5,451,909
Cost of sales	—	279	4,691,834	1,532,264	(1,109,189)	5,115,188

Gross profit	—	(279)	256,136	81,137	(273)	336,721
Selling, general and administrative expenses	7,374	3,994	147,454	23,247	—	182,069
Equity in earnings of unconsolidated affiliates	—	—	27,140	—	—	27,140

Operating income (loss)	(7,374)	(4,273)	135,822	57,890	(273)	181,792
Interest expense, net	—	104,069	917	4,985	—	109,971
Intercompany interest expense (income), net	1	(88,245)	76,510	11,782	(48)	—
Other expense (income), net	4	(20,515)	21,376	23,125	(11)	23,979
Equity in loss (earnings) of subsidiaries	(37,661)	(53,200)	(75,950)	—	166,811	—

Income (loss) before income taxes	30,282	53,618	112,969	17,998	(167,025)	47,842
Provision for (benefit from) income taxes	—	(808)	22,159	(3,739)	(52)	17,560

Net income (loss)	$30,282	$54,426	$90,810	$21,737	$(166,973)	$30,282

Comprehensive income (loss)	$1,667	$25,811	$59,111	$24,821	$(109,743)	$1,667

Supplemental Condensed Consolidating Statement of Cash Flows

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31, 2014
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Cash provided by (used in) operating activities	$(1,079)	$(58,667)	$107,137	$81,641	$(11,811)	$117,221
Cash flows from investing activities
Capital expenditures	—	—	(85,021)	(13,585)	—	(98,606)
Proceeds from the sale of businesses and other assets	—	—	—	6,257	—	6,257
Payment for working capital adjustment from sale of business	—	—	(700)	—	—	(700)
Distributions from unconsolidated affiliates	—	—	978	—	—	978
Investments in subsidiaries	(196,400)	(199,400)	(196,626)	—	592,426	—
Intercompany investing activities	—	2,462	(181,036)	—	178,574	—
(Increase) / decrease in restricted cash	—	—	(533)	—	—	(533)

Cash provided by (used in) investing activities	(196,400)	(196,938)	(462,938)	(7,328)	771,000	(92,604)

Cash flows from financing activities
Proceeds from initial public offering, net of offering costs	198,087	—	—	—	—	198,087
Intercompany short-term borrowings, net	295	14,254	(34,986)	(927)	21,364	—
Short-term borrowings, net	—	(3,646)	(273)	(52,982)	—	(56,901)
Contributions from parent companies	—	189,400	395,800	7,226	(592,426)	—
Distributions to parent companies	—	—	—	(11,811)	11,811	—
Repayments of Senior Notes	—	(132,500)	—	—	—	(132,500)
Proceeds from (repayments of) intercompany long-term debt	—	189,400	13,000	(2,462)	(199,938)	—
Proceeds from Accounts Receivable Securitization Facility	—	—	—	308,638	—	308,638
Repayments of Accounts Receivable Securitization Facility	—	—	—	(309,205)	—	(309,205)

Cash provided by (used in) financing activities	198,382	256,908	373,541	(61,523)	(759,189)	8,119
Effect of exchange rates on cash	(1)	396	(6,404)	(2,444)	—	(8,453)

Net change in cash and cash equivalents	902	1,699	11,336	10,346	—	24,283
Cash and cash equivalents—beginning of period	2	954	154,770	40,777	—	196,503

Cash and cash equivalents—end of period	$904	$2,653	$166,106	$51,123	$—	$220,786

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31, 2013
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Cash provided by (used in) operating activities	$(78)	$27,101	$34,470	$149,842	$—	$211,335
Cash flows from investing activities
Capital expenditures	—	—	(61,573)	(11,971)	—	(73,544)
Proceeds from capital expenditures subsidy	—	—	18,769	—	—	18,769
Proceeds from the sale of businesses and assets	—	—	15,221	—	—	15,221
Advance payment refunded	—	—	—	(2,711)	—	(2,711)
Distributions from unconsolidated affiliates	—	—	1,055	—	—	1,055
Intercompany investing activities	—	(4,000)	(43,012)	—	47,012	—
Decrease in restricted cash	—	—	—	7,852	—	7,852

Cash provided by (used in) investing activities	—	(4,000)	(69,540)	(6,830)	47,012	(33,358)

Cash flows from financing activities
Deferred financing fees	—	(47,488)	(767)	—	—	(48,255)
Intercompany short-term borrowings, net	77	37,793	5,991	(849)	(43,012)	—
Short-term borrowings, net	—	(7,727)	(267)	(34,883)	—	(42,877)
Proceeds from issuance of intercompany long-term debt	—	—	—	4,000	(4,000)	—
Repayments of Term Loans	—	(1,239,000)	—	—	—	(1,239,000)
Proceeds from issuance of Senior Notes	—	1,325,000	—	—	—	1,325,000
Proceeds from issuance of Accounts Receivable Securitization Facility	—	—	—	376,630	—	376,630
Repayments of Accounts Receivable Securitization Facility	—	—	—	(471,696)	—	(471,696)
Proceeds from the draw of revolving debt	—	405,000	—	—	—	405,000
Repayments on the revolving debt	—	(525,000)	—	—	—	(525,000)

Cash provided by (used in) financing activities	77	(51,422)	4,957	(126,798)	(47,012)	(220,198)
Effect of exchange rates on cash	—	(136)	2,795	(292)	—	2,367

Net change in cash and cash equivalents	(1)	(28,457)	(27,318)	15,922	—	(39,854)
Cash and cash equivalents—beginning of period	3	29,411	182,088	24,855	—	236,357

Cash and cash equivalents—end of period	$2	$954	$154,770	$40,777	$—	$196,503

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31, 2012
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Cash provided by (used in) operating activities	$(48)	$7,865	$113,446	$64,852	$—	$186,115
Cash flows from investing activities
Capital expenditures	—	—	(110,746)	(7,758)	—	(118,504)
Proceeds from capital expenditures subsidy	—	—	6,079	—	—	6,079
Proceeds from the sale of property, plant and equipment	—	—	206	47	—	253
Advance payment received	—	—	—	2,602	—	2,602
Investments in subsidiaries	(162,155)	—	(22,155)	—	184,310	—
Intercompany investing activities	—	144,463	68,268	—	(212,731)	—
Increase in restricted cash	—	—	—	(7,725)	—	(7,725)

Cash provided by (used in) investing activities	(162,155)	144,463	(58,348)	(12,834)	(28,421)	(117,295)

Cash flows from financing activities
Deferred financing fees	—	(7,392)	(688)	—	—	(8,080)
Intercompany short-term borrowings, net	51	(49,818)	1,444	(18,625)	66,948	—
Short-term borrowings, net	—	(4,159)	(407)	(33,321)	—	(37,887)
Contributions from parent companies	—	22,155	162,155	—	(184,310)	—
Capital contributions from shareholder	162,155	—	—	—	—	162,155
Repayments of intercompany indebtedness	—	—	(144,183)	(1,600)	145,783	—
Repayments of Term Loans	—	(147,000)	—	—	—	(147,000)
Proceeds from issuance of Accounts Receivable Securitization Facility	—	—	—	113,828	—	113,828
Repayments of Accounts Receivable Securitization Facility	—	—	—	(130,233)	—	(130,233)
Proceeds from the draw of revolving debt	—	1,105,000	—	—	—	1,105,000
Repayments on the revolving debt	—	(1,135,000)	—	—	—	(1,135,000)

Cash provided by (used in) financing activities	162,206	(216,214)	18,321	(69,951)	28,421	(77,217)
Effect of exchange rates on cash	—	16	246	(821)	—	(559)

Net change in cash and cash equivalents	3	(63,870)	73,665	(18,754)	—	(8,956)
Cash and cash equivalents—beginning of period	—	93,281	108,423	43,609	—	245,313

Cash and cash equivalents—end of period	$3	$29,411	$182,088	$24,855	$—	$236,357